Deferred Income Tax Assets and Liabilities_Deferred Income Tax Assets And Liabilities(Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2019 KRW (₩)		Dec. 31, 2018 KRW (₩)	Dec. 31, 2019 USD ($) [1]	Dec. 31, 2017 KRW (₩)
Deferred Tax Assets And Liabilities Abstract [Abstract]
Total deferred income tax assets		₩ 1,715,187		₩ 1,562,333
Total deferred income tax liabilities		(2,489,383)		(2,050,709)
Total deferred income tax liabilities (assets)		(774,196)		(488,376)
Offsetting Of Deferred Income Tax Assets And Liabilities [Abstract]
Offsetting Of Deferred Income Tax Assets		(1,711,590)		(1,558,175)
Offsetting Of Deferred Income Tax Liabilities		1,711,590		1,558,175
Net Deferred Tax Assets And Liabilities Abstract [Abstract]
Total net deferred income tax assets		3,597	[1]	4,158	$ 3,113
Total net deferred income tax liabilities		(777,793)	[1]	(492,534)	$ (673,146)
Total net deferred income tax liabilities (assets)		(774,196)		(488,376)
Deductible Temporary Differences For Which No Deferred Tax Asset Is Recognised Abstract [Line Items]
Deductible Temporary Differences For Which No Deferred Tax Asset Is Recognised Other Provisions		4,788		3,416
Deductible Temporary Differences For Which No Deferred Tax Asset Is Recognised Investments In Subsidiaries And Others		67,645		73,764
Deductible Temporary Differences For Which No Deferred Tax Asset Is Recognised Others		125,158		120,704
Temporary Differences Associated With Investments In Subsidiaries Branches And Associates And Interests In Joint Ventures Abstract [Line Items]
Taxable Temporary Differences Associated With Investments In Subsidiaries Branches And Associates And Interests In Joint Ventures		(68,836)		(62,367)
Taxable Temporary Differences Associated With Business Combination		(65,288)		(65,288)
Gross Temporary Difference Unused Tax Losses And Unused Tax Credits Member [Member]
Deferred Tax Assets And Liabilities Abstract [Abstract]
Total deferred income tax assets		1,715,187		1,562,333
Total deferred income tax liabilities		(2,489,383)		(2,050,709)
Total deferred income tax liabilities (assets)		(774,196)		(488,376)
Others
Deferred Tax Assets And Liabilities Abstract [Abstract]
Total deferred income tax assets		115,500		109,721
Total deferred income tax liabilities		0		0
Total deferred income tax liabilities (assets)		115,500		109,721
Allowances for loan losses
Deferred Tax Assets And Liabilities Abstract [Abstract]
Total deferred income tax assets		451		3,327
Total deferred income tax liabilities		(3,266)		(65)
Total deferred income tax liabilities (assets)		(2,815)		3,262
Impairment losses on property and equipment
Deferred Tax Assets And Liabilities Abstract [Abstract]
Total deferred income tax assets		4,396		6,030
Total deferred income tax liabilities		(1,952)		(2,032)
Total deferred income tax liabilities (assets)		2,444		3,998
Share based payments
Deferred Tax Assets And Liabilities Abstract [Abstract]
Total deferred income tax assets		18,002		17,655
Total deferred income tax liabilities		0		0
Total deferred income tax liabilities (assets)		18,002		17,655
Provisions for guarantees
Deferred Tax Assets And Liabilities Abstract [Abstract]
Total deferred income tax assets		20,959		20,298
Total deferred income tax liabilities		0		0
Total deferred income tax liabilities (assets)		20,959		20,298
Loss (Gains) from valuation on derivative financial instruments
Deferred Tax Assets And Liabilities Abstract [Abstract]
Total deferred income tax assets		51,160		138,401
Total deferred income tax liabilities		(158,604)		(13,485)
Total deferred income tax liabilities (assets)		(107,444)		124,916
Present value discount
Deferred Tax Assets And Liabilities Abstract [Abstract]
Total deferred income tax assets		8,244		6,763
Total deferred income tax liabilities		(4,201)		(2,380)
Total deferred income tax liabilities (assets)		4,043		4,383
Losses (gains) from fair value hedged item
Deferred Tax Assets And Liabilities Abstract [Abstract]
Total deferred income tax assets		12,123		0
Total deferred income tax liabilities		0		(25,873)
Total deferred income tax liabilities (assets)		12,123		(25,873)
Accrued interest
Deferred Tax Assets And Liabilities Abstract [Abstract]
Total deferred income tax assets		0		0
Total deferred income tax liabilities		(110,359)		(113,152)
Total deferred income tax liabilities (assets)		(110,359)		(113,152)
Deferred loan origination fees and costs
Deferred Tax Assets And Liabilities Abstract [Abstract]
Total deferred income tax assets		531		506
Total deferred income tax liabilities		(199,000)		(194,848)
Total deferred income tax liabilities (assets)		(198,469)		(194,342)
Advnaced depreciation provision
Deferred Tax Assets And Liabilities Abstract [Abstract]
Total deferred income tax assets		0		0
Total deferred income tax liabilities		(1,703)		(1,703)
Total deferred income tax liabilities (assets)		(1,703)		(1,703)
Gains on revaluation
Deferred Tax Assets And Liabilities Abstract [Abstract]
Total deferred income tax assets		549		648
Total deferred income tax liabilities		(329,331)		(330,548)
Total deferred income tax liabilities (assets)		(328,782)		(329,900)
Investments in subsidiaries and others
Deferred Tax Assets And Liabilities Abstract [Abstract]
Total deferred income tax assets		35,306		33,589
Total deferred income tax liabilities		(105,470)		(78,586)
Total deferred income tax liabilities (assets)		(70,164)		(44,997)
Gains on valuation of security investment
Deferred Tax Assets And Liabilities Abstract [Abstract]
Total deferred income tax assets		39,949		76,558
Total deferred income tax liabilities		(265,934)		(181,638)
Total deferred income tax liabilities (assets)		(225,985)		(105,080)
Defined benefit liabilities
Deferred Tax Assets And Liabilities Abstract [Abstract]
Total deferred income tax assets		557,423		494,572
Total deferred income tax liabilities		0		0
Total deferred income tax liabilities (assets)		557,423		494,572
Accrued expenses
Deferred Tax Assets And Liabilities Abstract [Abstract]
Total deferred income tax assets		249,999		272,190
Total deferred income tax liabilities		0		0
Total deferred income tax liabilities (assets)		249,999		272,190
Retirement insurance expense
Deferred Tax Assets And Liabilities Abstract [Abstract]
Total deferred income tax assets		0		17,559
Total deferred income tax liabilities		(489,602)		(444,244)
Total deferred income tax liabilities (assets)		(489,602)		(426,685)
Adjustments to the prepaid contributions
Deferred Tax Assets And Liabilities Abstract [Abstract]
Total deferred income tax assets		0		0
Total deferred income tax liabilities		(22,897)		(19,033)
Total deferred income tax liabilities (assets)		(22,897)		(19,033)
Derivative linked securities
Deferred Tax Assets And Liabilities Abstract [Abstract]
Total deferred income tax assets		131,259		3,762
Total deferred income tax liabilities		(34,635)		(74,765)
Total deferred income tax liabilities (assets)		96,624		(71,003)
Others
Deferred Tax Assets And Liabilities Abstract [Abstract]
Total deferred income tax assets		469,336		360,754
Total deferred income tax liabilities		(762,429)		(568,357)
Total deferred income tax liabilities (assets)		(293,093)		(207,603)
Deductible temporary differences
Deferred Tax Assets And Liabilities Abstract [Abstract]
Total deferred income tax assets		1,715,187		1,562,333
Total deferred income tax assets from deductable temporary differences						₩ 1,487,039
The changes in cumulative temporary differences
Beginning		5,640,956
Beginning_IFRS9	[2]			5,382,288
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Ending		₩ 6,186,153		₩ 5,640,956
Tax rate		27.50%		27.50%
Deductible temporary differences | Gross Temporary Difference Unused Tax Losses And Unused Tax Credits Member [Member]
The changes in cumulative temporary differences
Beginning		₩ 5,838,840
Beginning_IFRS9	[2]			₩ 5,632,947
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Decrease		3,225,432		3,360,788
Increase		3,770,336		3,566,681
Ending		6,383,744		5,838,840
Deductible temporary differences | Others
The changes in cumulative temporary differences
Beginning		411,903
Beginning_IFRS9	[2]			441,088
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Decrease		411,747		440,865
Increase		424,227		411,680
Ending		424,383		411,903
Deductible temporary differences | Allowances for loan losses
The changes in cumulative temporary differences
Beginning		12,481
Beginning_IFRS9	[2]			546,506
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Decrease		16,160		542,139
Increase		5,697		8,114
Ending		2,018		12,481
Deductible temporary differences | Impairment losses on property and equipment
The changes in cumulative temporary differences
Beginning		21,927
Beginning_IFRS9	[2]			20,415
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Decrease		21,402		19,678
Increase		15,460		21,190
Ending		15,985		21,927
Deductible temporary differences | Interest on equity index linked deposits
The changes in cumulative temporary differences
Beginning		0
Beginning_IFRS9	[2]			155
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Decrease				155
Increase				0
Ending				0
Deductible temporary differences | Share based payments
The changes in cumulative temporary differences
Beginning		60,071
Beginning_IFRS9	[2]			84,502
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Decrease		52,475		74,429
Increase		55,496		49,998
Ending		63,092		60,071
Deductible temporary differences | Provisions for guarantees
The changes in cumulative temporary differences
Beginning		73,809
Beginning_IFRS9	[2]			98,294
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Decrease		73,809		98,294
Increase		76,214		73,809
Ending		76,214		73,809
Deductible temporary differences | Loss (Gains) from valuation on derivative financial instruments
The changes in cumulative temporary differences
Beginning		503,277
Beginning_IFRS9	[2]			23,162
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Decrease		503,277		23,162
Increase		186,035		503,277
Ending		186,035		503,277
Deductible temporary differences | Present value discount
The changes in cumulative temporary differences
Beginning		24,593
Beginning_IFRS9	[2]			104,117
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Decrease		24,347		104,116
Increase		29,732		24,592
Ending		29,978		24,593
Deductible temporary differences | Losses (gains) from fair value hedged item
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Decrease		0
Increase		44,085
Ending		44,085
Deductible temporary differences | Deferred loan origination fees and costs
The changes in cumulative temporary differences
Beginning		1,841
Beginning_IFRS9	[2]			1,207
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Decrease		1,841		1,207
Increase		1,930		1,841
Ending		1,930		1,841
Deductible temporary differences | Investments in subsidiaries and others
The changes in cumulative temporary differences
Beginning		184,870
Beginning_IFRS9	[2]			137,591
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Decrease		47,217		26,748
Increase		47,727		74,027
Ending		185,380		184,870
Deductible temporary differences | Gains on valuation of security investment
The changes in cumulative temporary differences
Beginning		269,731
Beginning_IFRS9	[2]			415,392
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Decrease		264,318		412,284
Increase		130,823		266,623
Ending		136,236		269,731
Deductible temporary differences | Defined benefit liabilities
The changes in cumulative temporary differences
Beginning		1,977,430
Beginning_IFRS9	[2]			1,682,234
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Decrease		200,827		211,994
Increase		384,616		507,190
Ending		2,161,219		1,977,430
Deductible temporary differences | Accrued expenses
The changes in cumulative temporary differences
Beginning		993,906
Beginning_IFRS9	[2]			706,535
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Decrease		994,326		706,535
Increase		912,019		993,906
Ending		911,599		993,906
Deductible temporary differences | Derivative linked securities
The changes in cumulative temporary differences
Beginning		13,679
Beginning_IFRS9	[2]			101,789
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Decrease		13,679		101,789
Increase		477,307		13,679
Ending		477,307		13,679
Deductible temporary differences | Loss on SPE repurchase
The changes in cumulative temporary differences
Beginning		0
Beginning_IFRS9	[2]			80,204
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Decrease				80,204
Increase				0
Ending				0
Deductible temporary differences | Others
The changes in cumulative temporary differences
Beginning		1,289,322
Beginning_IFRS9	[2]			1,189,756
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Decrease		600,007		517,189
Increase		978,968		616,755
Ending		1,668,283		1,289,322
Deductible temporary differences | Other provisions
The changes in cumulative temporary differences
Beginning		3,416
Beginning_IFRS9	[2]			2,879
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Ending		4,788		3,416
Deductible temporary differences | Loss on SPE repurchase
The changes in cumulative temporary differences
Beginning		0
Beginning_IFRS9	[2]			80,204
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Ending				0
Deductible temporary differences | Investments in subsidiaries and others
The changes in cumulative temporary differences
Beginning		73,764
Beginning_IFRS9	[2]			55,546
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Ending		67,645		73,764
Deductible temporary differences | Others
The changes in cumulative temporary differences
Beginning		120,704
Beginning_IFRS9	[2]			112,030
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Ending		125,158		120,704
Taxable temporary differences
Deferred Tax Assets And Liabilities Abstract [Abstract]
Total deferred income tax liabilities		(2,489,383)		(2,050,709)
Total deferred income tax assets from deductable temporary differences						₩ (1,861,070)
The changes in cumulative temporary differences
Beginning		(7,408,534)
Beginning_IFRS9	[2]			(6,751,023)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Ending		₩ (8,999,151)		₩ (7,408,534)
Tax rate		27.50%		27.50%
Taxable temporary differences | Gross Temporary Difference Unused Tax Losses And Unused Tax Credits Member [Member]
The changes in cumulative temporary differences
Beginning		₩ (7,536,777)
Beginning_IFRS9	[2]			₩ (6,834,422)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Decrease		(5,319,667)		(3,688,071)
Increase		(6,917,412)		(4,390,426)
Ending		(9,134,522)		(7,536,777)
Taxable temporary differences | Allowances for loan losses
The changes in cumulative temporary differences
Beginning		(238)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Decrease		(238)		0
Increase		(11,877)		(238)
Ending		(11,877)		(238)
Taxable temporary differences | Impairment losses on property and equipment
The changes in cumulative temporary differences
Beginning		(4,457)
Beginning_IFRS9	[2]			(1,481)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Decrease		(212)		0
Increase		82		(2,976)
Ending		(4,163)		(4,457)
Taxable temporary differences | Loss (Gains) from valuation on derivative financial instruments
The changes in cumulative temporary differences
Beginning		(49,036)
Beginning_IFRS9	[2]			(38,051)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Decrease		(49,036)		(38,051)
Increase		(576,743)		(49,036)
Ending		(576,743)		(49,036)
Taxable temporary differences | Present value discount
The changes in cumulative temporary differences
Beginning		(8,656)
Beginning_IFRS9	[2]			(11,948)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Decrease		(8,656)		(11,948)
Increase		(15,278)		(8,656)
Ending		(15,278)		(8,656)
Taxable temporary differences | Losses (gains) from fair value hedged item
The changes in cumulative temporary differences
Beginning		(94,085)
Beginning_IFRS9	[2]			(57,083)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Decrease		(94,085)		(57,083)
Increase		0		(94,085)
Ending		0		(94,085)
Taxable temporary differences | Accrued interest
The changes in cumulative temporary differences
Beginning		(411,487)
Beginning_IFRS9	[2]			(405,542)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Decrease		(362,627)		(364,518)
Increase		(352,477)		(370,463)
Ending		(401,337)		(411,487)
Taxable temporary differences | Deferred loan origination fees and costs
The changes in cumulative temporary differences
Beginning		(727,528)
Beginning_IFRS9	[2]			(668,657)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Decrease		(727,528)		(668,657)
Increase		(752,178)		(727,528)
Ending		(752,178)		(727,528)
Taxable temporary differences | Advnaced depreciation provision
The changes in cumulative temporary differences
Beginning		(6,192)
Beginning_IFRS9	[2]			(6,192)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Decrease		0		0
Increase		0		0
Ending		(6,192)		(6,192)
Taxable temporary differences | Gains on revaluation
The changes in cumulative temporary differences
Beginning		(1,201,992)
Beginning_IFRS9	[2]			(1,275,641)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Decrease		(52,470)		(124,407)
Increase		(48,044)		(50,758)
Ending		(1,197,566)		(1,201,992)
Taxable temporary differences | Investments in subsidiaries and others
The changes in cumulative temporary differences
Beginning		(316,346)
Beginning_IFRS9	[2]			(387,733)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Decrease		(19,421)		(146,234)
Increase		(122,130)		(74,847)
Ending		(419,055)		(316,346)
Taxable temporary differences | Gains on valuation of security investment
The changes in cumulative temporary differences
Beginning		(601,496)
Beginning_IFRS9	[2]			(800,041)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Decrease		(594,206)		(799,187)
Increase		(899,500)		(600,642)
Ending		(906,790)		(601,496)
Taxable temporary differences | Retirement insurance expense
The changes in cumulative temporary differences
Beginning		(1,611,475)
Beginning_IFRS9	[2]			(1,342,012)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Decrease		(153,528)		(136,444)
Increase		(317,793)		(405,907)
Ending		(1,775,740)		(1,611,475)
Taxable temporary differences | Adjustments to the prepaid contributions
The changes in cumulative temporary differences
Beginning		(69,212)
Beginning_IFRS9	[2]			(59,040)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Decrease		(69,212)		(59,040)
Increase		(83,262)		(69,212)
Ending		(83,262)		(69,212)
Taxable temporary differences | Derivative linked securities
The changes in cumulative temporary differences
Beginning		(271,873)
Beginning_IFRS9	[2]			(20,650)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Decrease		(271,873)		(20,650)
Increase		(125,947)		(271,873)
Ending		(125,947)		(271,873)
Taxable temporary differences | Goodwill
The changes in cumulative temporary differences
Beginning		(65,288)
Beginning_IFRS9	[2]			(65,288)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Decrease		0		0
Increase		0		0
Ending		(65,288)		(65,288)
Taxable temporary differences | Others
The changes in cumulative temporary differences
Beginning		(2,097,416)
Beginning_IFRS9	[2]			(1,695,063)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Decrease		(2,916,575)		(1,261,852)
Increase		(3,612,265)		(1,664,205)
Ending		(2,793,106)		(2,097,416)
Taxable temporary differences | Goodwill
The changes in cumulative temporary differences
Beginning		(65,288)
Beginning_IFRS9	[2]			(65,288)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Ending		(65,288)		(65,288)
Taxable temporary differences | Investments in subsidiaries and others
The changes in cumulative temporary differences
Beginning		(62,367)
Beginning_IFRS9	[2]			(17,205)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Ending		(68,836)		(62,367)
Taxable temporary differences | Others
The changes in cumulative temporary differences
Beginning		(588)
Beginning_IFRS9	[2]			(906)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Ending		₩ (1,247)		₩ (588)

[1]	The consolidated statement of financial position as of December 31, 2019 is prepared in accordance with IFRS 16, and the comparatives as of December 31, 2018 has not been restated.
[2]	Prepared in accordance with IFRS 9.